Balance Sheet Components (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 8,458	$ 8,097
Less: accumulated depreciation and amortization	(6,343)	(6,268)
Property and equipment, net	2,115	1,829
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,225	5,241
Equipment and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,233	$ 2,856